Property, plant and equipment (Property, plant and equipment held under finance leases) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [abstract]
Original cost	¥ 3,312	¥ 2,075